Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000005492
Average Annual Return [Line Items]
Average Annual Return, Percent		13.16%	6.46%	5.57%
Without Sales Load [Member] | C000005490
Average Annual Return [Line Items]
Average Annual Return, Percent		13.72%	6.99%	6.10%
Without Sales Load [Member] | C000005491
Average Annual Return [Line Items]
Average Annual Return, Percent		13.45%	6.72%	5.84%
Without Sales Load [Member] | C000244821
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.28%	5.80%	5.23%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.28%	5.80%	5.23%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		11.28%	5.80%	5.23%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%